Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 157	$ 52	$ 263
Net change in accumulated other comprehensive income
Change in net unrealized gain on equity investments		1
Change related to retirement plan
Net actuarial gains	2	2	1
Prior service cost	(3)	0	(7)
Amortization of prior service cost	(2)	(2)	(3)
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	(3)		(9)
Change in deferred income taxes	1		3
Change related to retirement plan, net of tax	(2)		(6)
Net change in accumulated other comprehensive income	(2)	1	(6)
Comprehensive income	155	53	257
Less: Net income attributable to noncontrolling interest, net of tax	4	9	44
Comprehensive income attributable to TDS shareholders	$ 151	$ 44	$ 213